SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Shares Capital
	December 31,
	2021		2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.01 par value each	250,000,000	40,041,870	250,000,000	41,028,571

Schedule of Share Based Compensation Expense
	Year ended December 31,
	2020	2021	2022

Cost of revenues	$8,734	$11,158	$15,060
Research and development	14,691	20,498	27,102
Sales and marketing	28,220	38,546	51,099
General and administrative	20,204	25,234	27,560

Total share-based compensation expense	$71,849	$95,436	$120,821

Schedule of Stock Option Activity
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2021	460,852	68.78	5.44	48,261

Granted	21,900	157.22
Exercised	33,493	54.97
Forfeited	8,375	169.55

Balance as of December 31, 2022	440,884	72.31	4.59	26,338

Exercisable as of December 31, 2022	398,350	64.81	4.16	26,034

Schedule of Fair Value Assumptions
	Year ended December 31,
	2020	2021	2022
Options

Expected volatility	40%-41%	44%-46%	46%-50%
Expected dividends	0%	0%	0%
Expected term (in years)	4.02-4.20	3.65-3.88	3.73-3.76
Risk free rate	0.22%-1.61%	0.49%-0.99%	1.67%-4.40%

	Year ended December 31,
	2020	2021	2022
ESPP

Expected volatility	-	33.63%	55.67%-64.20%
Expected dividends	-	0%	0%
Expected term (in years)	-	0.5	0.5
Risk free rate	-	0.1%	2.15%-4.65%

Schedule of Options Data
	Year ended December 31,
	2020	2021	2022

Weighted-average grant date fair value of options granted	$33.82	$55.50	$39.69
Total intrinsic value of the options exercised	$18,790	$20,742	$30,031

Schedule of RSUs and PSUs Activity
	Amount of RSUs and PSUs	Weighted average grant date fair value

Unvested as of December 31, 2021	2,179,714	$123.54

Granted	1,325,429	127.10
Vested	835,106	114.21
Forfeited	185,229	129.63

Unvested as of December 31, 2022	2,484,808	$128.12